Important Notice Regarding Change in
ETF Name, Index and Related Matters

GLOBAL X FUNDS
Global X FTSE Denmark 30 ETF

Supplement Dated October 28, 2011
to the
Prospectus Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following changes will take effect for the Fund effective immediately.

	Current	New
ETF Name	Global X FTSE Denmark 30 ETF	Global X FTSE Denmark 20 ETF
Index	FTSE Denmark 30 Index	FTSE Denmark 20 Index
Index Components	30	20

Effective immediately, the following paragraph replaces the first heading and first paragraph on page 42 of the Prospectus.

FTSE Denmark 20 Index

The FTSE Denmark 20 Index is designed to reflect broad based equity market performance in Denmark. The stocks are screened for liquidity and weighted according to free-float market capitalization. The index is comprised of the top 20 eligible Danish companies. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by FTSE International Limited.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Important Notice Regarding Change in
ETF Name, Index and Related Matters

GLOBAL X FUNDS
Global X FTSE Finland 30 ETF

Supplement Dated October 28, 2011
to the
Prospectus Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following changes will take effect for the Fund effective immediately.

	Current	New
ETF Name	Global X FTSE Finland 30 ETF	Global X FTSE Finland 25 ETF
Index	FTSE Finland 30 Index	FTSE Finland 25 Index
Index Components	30	25

Effective immediately, the following paragraph replaces the second heading and second paragraph on page 42 of the Prospectus.

FTSE Finland 25 Index

The FTSE Finland 25 Index is designed to reflect broad based equity market performance in Finland. The stocks are screened for liquidity and weighted according to free-float market capitalization. The index is comprised of the top 25 eligible Finnish companies. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by FTSE International Limited.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Important Notice Regarding Change in
ETF Name, Index and Related Matters

GLOBAL X FUNDS
Global X FTSE Denmark 30 ETF

Supplement Dated October 28, 2011
to the
Statement of Additional Information (“SAI”) Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The following changes will take effect for the Fund effective immediately.

	Current	New
ETF Name	Global X FTSE Denmark 30 ETF	Global X FTSE Denmark 20 ETF
Index	FTSE Denmark 30 Index	FTSE Denmark 20 Index
Index Components	30	20

Effective immediately, the following paragraph replaces the last heading and last paragraph on page 13 of the SAI.

FTSE Denmark 20 Index

The FTSE Denmark 20 Index is designed to reflect broad based equity market performance in Denmark. The stocks are screened for liquidity and weighted according to free-float market capitalization. The index is comprised of the top 20 eligible Danish companies. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by FTSE International Limited.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Important Notice Regarding Change in
ETF Name, Index and Related Matters

GLOBAL X FUNDS
Global X FTSE Finland 30 ETF

Supplement Dated October 28, 2011
to the
Statement of Additional Information (“SAI”) Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The following changes will take effect for the Fund effective immediately.

	Current	New
ETF Name	Global X FTSE Finland 30 ETF	Global X FTSE Finland 25 ETF
Index	FTSE Finland 30 Index	FTSE Finland 25 Index
Index Components	30	25

Effective immediately, the following paragraph replaces the first heading and first paragraph on page 14 of the SAI.

FTSE Finland 25 Index

The FTSE Finland 25 Index is designed to reflect broad based equity market performance in Finland. The stocks are screened for liquidity and weighted according to free-float market capitalization. The index is comprised of the top 25 eligible Finnish companies. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by FTSE International Limited.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE